Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per share is determined by dividing net income by the weighted average number of shares of common stock outstanding, giving retroactive effect to stock dividends declared during the period.

	Three Months Ended	Three Months Ended
	March 31, 2017	March 31, 2016

Net income	$983,557	$936,468
Weighted average shares outstanding	1,656,390	1,647,541
Earnings per share - basic and diluted	$0.59	$0.57